Significant Accounting Policies (Details)	12 Months Ended
Sep. 30, 2023
Bottom of range [member] | Productions Equipment [Member]
Statement [Line Items]
Estimated useful lives	2 years
Bottom of range [member] | Office Furniture and Equipments [Member]
Statement [Line Items]
Estimated useful lives	5 years
Top of range [member] | Offices Furniture and Equipment [Member]
Statement [Line Items]
Estimated useful lives	2 years
Top of range [member] | Productions Equipments [Member]
Statement [Line Items]
Estimated useful lives	15 years
Leasehold Improvements [Member]
Statement [Line Items]
Estimated useful lives	5 years
Buildings [member]
Statement [Line Items]
Estimated useful lives	20 years